Subsequent Events (Details Textual)	1 Months Ended		6 Months Ended		12 Months Ended	41 Months Ended			1 Months Ended			6 Months Ended		1 Months Ended											6 Months Ended
	May 23, 2013 USD ($)	Mar. 31, 2011 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2013 USD ($)	Feb. 25, 2013 USD ($)	Feb. 22, 2013 USD ($)	Sep. 30, 2013 Subsequent Event [Member] USD ($)	Aug. 30, 2013 Subsequent Event [Member] USD ($)	Aug. 30, 2013 Subsequent Event [Member] EUR (€)	Jun. 30, 2013 Subsequent Event [Member]	Aug. 12, 2013 Subsequent Event [Member] USD ($)	Sep. 30, 2013 Subsequent Event [Member] Common Stock [Member] USD ($)	Aug. 30, 2013 Subsequent Event [Member] Private Placement [Member] USD ($)	Feb. 25, 2013 Aqr Funds [Member] USD ($)	Jun. 22, 2013 Seba SPA [Member]	Jun. 22, 2013 Nova SPA [Member]	Jul. 09, 2013 Delfin SPA [Member] Subsequent Event [Member]	Jul. 09, 2013 SIM SPA [Member] Subsequent Event [Member]	Jul. 09, 2013 Dieci SPA [Member] Subsequent Event [Member]	Jul. 09, 2013 ELLEGI SPA [Member] Subsequent Event [Member]	Jul. 09, 2013 GSI SPA [Member] Subsequent Event [Member]	Jul. 09, 2013 Magfin SPA [Member] Subsequent Event [Member]	Jun. 30, 2013 Seba and Nova [Member]	Jun. 30, 2013 Bell Group [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Acquisitions									1,917,317			2,315,170 [1]				535,000									780,000	1,535,170
Business Acquisition, Share Price			$ 10.00			$ 10.00	$ 10.02								$ 9.10	$ 10.55
Equity Method Investment, Ownership Percentage																	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Description of Difference between Reported Amount and Reporting Currency Denominated Amount			U.S. dollar to Euro exchange rate of $1.30 per 1.00
Sale Of Stock, Price Per Share		$ 10.00						$ 10.00						$ 9.10
Stock Issued During Period, Shares, Purchase of Assets										37,249,388	37,249,388
Stock Issued During Period, Value, Purchase of Assets	$ 150,000,000									$ 372,493,880	€ 1.25
Proceeds From Issuance Of Private Placement		1,638,800	0	0	1,638,800	1,638,800									130,000,000
Stock Issued During Period, Value, New Issues															14,285,714
Tender Offer Authorized													23,014
Tender Offer Par Value													$ 0.001
Purchase Price Of Tender Offer													$ 10.02
Stock Issued During Period, Shares, New Issues		3,600,000												14,300,000
Proceeds From Issuance Of Common Stock			$ 0	$ 0		$ 1,564			$ 130,000,000
Noncontrolling Interest, Ownership Percentage by Parent										10.00%	10.00%

[1]	Calculated at an assumed U.S. dollar to Euro exchange rate of $1.30 per €1.00, and a per share price of $10.00. Such amounts are subject to further adjustment based on the Target’s working capital at the time of closing.